Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Due From Stockholders	Redeemable Preferred Stock Series A Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2009	$ (26,324)	$ (2,161)	$ 45,982	$ 4	$ 18,728	$ (42,895)
Beginning Balance (in shares) at Dec. 31, 2009			5,296,000	37,667,000
Increase in redemption value of Series A preferred stock	(5,771)		5,771			(5,771)
Interest on notes receivable from stockholders	(103)	(103)
Stock-based compensation expense	629	106			523
Net income	9,975					9,975
Ending Balance at Dec. 31, 2010	(21,594)	(2,158)	51,753	4	19,251	(38,691)
Ending Balance (in shares) at Dec. 31, 2010			5,296,000	37,667,000
Increase in redemption value of Series A preferred stock	(6,495)		6,495			(6,495)
Interest on notes receivable from stockholders	(108)	(108)
Stock-based compensation expense	120				120
Net income	12,372					12,372
Ending Balance at Dec. 31, 2011	(15,705)	(2,266)	58,248	4	19,371	(32,814)
Ending Balance (in shares) at Dec. 31, 2011			5,296,000	37,667,000
Increase in redemption value of Series A preferred stock	(2,038)		2,038			(2,038)
Conversion of Series A preferred stock to Series B preferred stock which was immediately redeemed for cash			(60,286)
Conversion of Series B preferred stock to common (in shares)			(5,296,000)	5,296,000
Conversion of Series B preferred stock to common
Exercise of stock options (in shares)				284,000
Exercise of stock options	175				175
Issuance of stock (in shares)				2,243,000
Issuance of stock	15,420				15,420
Purchase of treasury stock (in shares)				(98,000)
Purchase of treasury stock	(1,225)				(1,225)
Interest on notes receivable from stockholders	(57)	(57)
Repayment of note receivable from stockholder	2,323	2,323
Stock-based compensation expense	1,614				1,614
Income tax benefit from employee stock options	615				615
Net income	22,951					22,951
Ending Balance at Dec. 31, 2012	$ 24,073			$ 4	$ 35,970	$ (11,901)
Ending Balance (in shares) at Dec. 31, 2012				45,392,000